GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2025
Government Grants [Abstract]
GOVERNMENT GRANTS	GOVERNMENT GRANTS
Subsidiaries such as TSMC Arizona, ESMC, JASM and TSMC Nanjing received subsidies from the governments of the United States, Germany, Japan and China, respectively, for local plant setup and operation, which were mainly used to subsidize the purchase costs of property, plant and equipment as well as partial costs and expenses incurred from plant construction and production. For the years ended
December 31, 2023, 2024 and 2025, TSMC received a total of NT$47,545.9 million, NT$75,164.3 million and NT$76,258.8 million as government grants respectively.
The aforementioned subsidiaries have signed grant agreements with the local government. The agreements include the construction timelines and other conditions that must be complied with. TSMC Arizona is also eligible to apply for a 25% investment grant for its qualified investments.